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                                                          [SECURIAN LETTERHEAD]

February 27, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE:  Post-Effective Amendment pursuant to Rule 485(a)
     Variable Annuity Account
     File Number:   333-136242
     ------------------------------------------------

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act").
In that regard, the Registrant requests that this filing become effective May 1, 2009.

The Registration Statement is being amended to include updated information regarding annuitization, clarify disclosure and compensation disclosures. These revisions are essentially identical to our three other post-effective amendments recently filed (File Nos. 333-140230, 333 111067 and 333-91784).

The Registration Statement will be amended to include updated financial information by a subsequent post-effective amendment, once that information becomes available.

Please note that we have sent via overnight package a blacklined prospectus, marked to show changes, to the attention of Ellen Sazzman.

Any questions and comments that you may have regarding this filing may directed to the undersigned at (651) 665-3708.

Sincerely,


/s/  Michael P. Boyle
Michael P. Boyle
Senior Counsel